Taxation	12 Months Ended
Dec. 31, 2022
Taxation [Abstract]
TAXATION

16. TAXATION

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

British Virgin Islands

The Company’s subsidiaries incorporated in the BVI are not subject to taxation in the British Virgin Islands.

United Arab Emirates

Our subsidiaries incorporated in United Arab Emirates are currently not subject to taxation in United Arab Emirates, as companies operating in the designated free zones of the UAE and not conducting business activities in the UAE mainland are exempt from corporate taxes or customs duty.

Hong Kong

The Company’s subsidiaries incorporated in Hong Kong are subjected to Hong Kong profits tax. With effect from April 1, 2018, a two-tiered profits tax rate regime applies. The profits tax rate for the first HKD 2 million of corporate profits is 8.25%, while the standard profits tax rate of 16.5% remains for profits exceeding HKD 2 million. If no election has been made, the whole of the taxpaying entity’s assessable profits will be chargeable to standard profits tax rate. Because the preferential tax treatment is not elected by the Group, the subsidiaries registered in Hong Kong are subject to income tax at a rate of 16.5%.

Mainland China

Generally, the Group’s WFOE and subsidiaries, which are considered PRC resident enterprises under PRC tax law, are subject to enterprise income tax on their worldwide taxable income as determined under PRC tax laws and accounting standards at a rate of 25%.

United States

The company’s subsidiary, which incorporated in USA in 2022, is subject to statutory U.S. Federal corporate income tax at a rate of 21% for the year ended December 31, 2022. U.S. does not believe it is more likely than not that the losses are realizable. There is no related tax provision other than state minimum taxes.

The following table sets forth current and deferred portion of income tax expense of the Group:

	For the years ended December 31,
	2022	2021	2020
Current income tax expense	$9	$-	$-
Deferred income tax expense	-	-	-
Total income tax expense	$9	$-	$-

Loss before provision for income tax were attributable to the following geographic locations:

	For the years ended December 31,
	2022	2021	2020
Mainland China	$20,544,956	$13,055,022	$12,649,751
Others	27,697,610	9,798	-
Total loss before income tax provision	$48,242,566	$13,064,820	$12,649,751

The following table sets forth reconciliation between the statutory income tax rate and the effective tax rates:

	For the years ended December 31,
	2022	2021	2020
Statutory income tax rate in PRC	25.0%	25.0%	25.0%
Tax effect of non-deductible items	(0.7)%	(2.7)%	(2.7)%
Tax effect of undeclared expenses	(4.7)%	-	-
Tax effect of impairment loss	(1.5)%
Tax effect of fair value changes	(0.1)%	-	-
Tax effect of share-based compensation	(1.7)%
Tax effect of income tax rate differences in jurisdictions other than the PRC	(6.1)%	-	-
Tax effect of net operating loss not applicable to carryforwards	(5.8)%	(8.3)%	-
Changes in valuation allowance	(4.4)%	(14.0)%	(22.3)%
Effective tax rate	-	-	-

As of December 31, 2022 and 2021, the significant components of the deferred tax assets were summarized below:

	As of December 31,
	2022	2021
Deferred tax assets：
Net operating loss carried forward	$17,748,867	$13,163,121
State net operating loss carried forwards for US entity	254,031	-
Accrued expenses	553,354	4,590,843
Allowance for doubtful accounts	-	39,230
Total deferred tax assets	18,556,252	17,793,194
Less: valuation allowance	(18,556,252)	(17,793,194)
Deferred tax assets, net of valuation allowance	$-	$-

Rollforward of valuation allowance
Balance as of December 31, 2021	$17,793,194
Allowance made during the year	2,142,620
Effect of exchange rate differences	(1,379,562)
Balance as of December 31, 2022	$18,556,252

As of December 31, 2022, the Group had net operating loss from US entity of $3,874,200 that will be carried forward indefinitely and state net operating loss from US entity of $3,874,200 recognized in 2022 that will expire beginning in year 2042 if unused. As of December 31, 2022, the net operating loss carry forward from Mainland China will expire, if unused, as follows:

	Net operating loss carry forward due by schedule
	2023	2024	2025	2026	2027	Total
Net operating loss carry forward	20,244,602	9,508,787	2,380,115	2,692,627	28,264,822	63,090,953

The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries of the Group may not be used to offset other subsidiaries’ earnings within the Group. Valuation allowance is considered on each individual subsidiary basis. Valuation allowance of $18,556,252, $17,793,194 and $15,565,127 had been provided as of December 31, 2022, 2021 and 2020 respectively in respect of all deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.